S000065632 [Member] Expense Example - DoubleLine Emerging Markets Local Currency Bond Fund	Mar. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	2,490
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	657
Expense Example, with Redemption, 5 Years	1,222
Expense Example, with Redemption, 10 Years	2,763
Class I2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	604
Expense Example, with Redemption, 5 Years	1,135
Expense Example, with Redemption, 10 Years	$ 2,590